UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2017 – February 28, 2018

Item 1. Schedule of Investments.

CVR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
FEBRUARY 28, 2018

Shares	Security Description	Value
Common Stock - 73.2%
Aerospace & Defense - 0.6%
356	Curtiss-Wright Corp.	$48,053
600	Esterline Technologies Corp. (a)	44,340
612	Woodward, Inc.	43,348
		135,741
Auto & Truck - 9.5%
6,104	BorgWarner, Inc.	299,584
10,433	Cooper Tire & Rubber Co.	327,074
21,032	Gentex Corp.	477,637
2,217	Lear Corp.	413,626
7,908	LKQ Corp. (a)	312,208
532	Oshkosh Corp.	41,991
4,723	PACCAR, Inc.	338,119
		2,210,239
Banks - 4.2%
1,794	Associated Banc-Corp.	44,312
772	Chemical Financial Corp.	42,607
755	Commerce Bancshares, Inc.	43,616
409	Cullen/Frost Bankers, Inc.	42,532
2,303	First Horizon National Corp.	43,872
3,078	FNB Corp.	43,154
2,357	Fulton Financial Corp.	42,662
829	Hancock Holding Co.	42,859
1,857	Home BancShares, Inc.	42,692
1,093	International Bancshares Corp.	42,244
821	PacWest Bancorp	42,807
574	Prosperity Bancshares, Inc.	43,050
289	Signature Bank (a)	42,249
1,842	Sterling Bancorp	42,826
2,007	TCF Financial Corp.	44,756
1,381	Trustmark Corp.	43,142
586	UMB Financial Corp.	42,778
2,005	Umpqua Holdings Corp.	42,727
1,205	United Bankshares, Inc.	42,778
3,489	Valley National Bancorp	43,508
1,229	Washington Federal, Inc.	42,646
781	Webster Financial Corp.	42,627
517	Wintrust Financial Corp.	43,692
		990,136
Building - 1.2%
1,280	AECOM (a)	45,453
590	EMCOR Group, Inc.	45,023
750	Granite Construction, Inc.	43,575
2,519	KBR, Inc.	38,138
1,126	Lennar Corp., Class A	63,693
23	Lennar Corp., Class B	1,021
267	Watsco, Inc.	44,154
		281,057
Chemicals - 1.6%
590	Ashland Global Holdings, Inc.	41,784
667	Cabot Corp.	40,140
678	Compass Minerals International, Inc.	40,883
598	Minerals Technologies, Inc.	41,083
100	NewMarket Corp.	41,791
1,306	Olin Corp.	42,445
1,013	PolyOne Corp.	41,847
837	RPM International, Inc.	41,657
1,823	Valvoline, Inc.	41,765
		373,395
Commercial Services - 2.4%
2,495	Convergys Corp.	57,909
626	Deluxe Corp.	44,446
870	Leidos Holdings, Inc.	55,080
371	ManpowerGroup, Inc.	43,949

Shares	Security Description	Value
Commercial Services - 2.4% (continued)
2,483	Sabre Corp.	$57,034
13,446	The Interpublic Group of Cos., Inc.	314,636
		573,054
Communications - 1.6%
13,387	Cars.com, Inc. (a)	366,670
Computers - 3.5%
2,475	ACI Worldwide, Inc. (a)	58,534
16,068	Juniper Networks, Inc.	412,305
1,344	Manhattan Associates, Inc. (a)	56,582
1,770	NCR Corp. (a)	58,410
2,119	NetScout Systems, Inc. (a)	56,260
788	PTC, Inc. (a)	58,123
806	Science Applications International Corp.	58,346
1,573	Teradata Corp. (a)	57,918
		816,478
Construction Materials - 0.2%
422	Carlisle Cos., Inc.	43,428
Consumer Products - 0.2%
1,027	Plantronics, Inc.	55,499
Consumer Services - 1.6%
7,921	Adtalem Global Education, Inc. (a)	364,762
Containers - 1.1%
464	AptarGroup, Inc.	41,491
927	Bemis Co., Inc.	40,871
747	Greif, Inc., Class A	43,005
1,949	Owens-Illinois, Inc. (a)	42,021
1,476	Silgan Holdings, Inc.	41,992
853	Sonoco Products Co.	40,918
		250,298
Electronics - 4.9%
706	Arrow Electronics, Inc. (a)	57,595
1,367	Avnet, Inc.	58,371
334	Hubbell, Inc.	43,771
4,870	Itron, Inc. (a)	340,900
15,582	Jabil, Inc.	422,116
1,259	Keysight Technologies, Inc. (a)	59,186
4,039	Knowles Corp. (a)	58,323
646	Regal Beloit Corp.	46,706
3,227	Vishay Intertechnology, Inc.	59,377
		1,146,345
Financials - 0.4%
1,117	Legg Mason, Inc.	44,580
713	Stifel Financial Corp.	45,539
		90,119
Food - 1.5%
9,595	Hormel Foods Corp.	311,454
588	Sensient Technologies Corp.	42,306
		353,760
Hardware - 0.2%
3,667	Pitney Bowes, Inc.	45,471
Hotels - 0.2%
1,478	ILG, Inc.	44,872
Household - 2.3%
1,149	HNI Corp.	42,490
878	Tempur Sealy International, Inc. (a)	43,399
465	The Scotts Miracle-Gro Co.	41,776
934	Tupperware Brands Corp.	45,813
2,282	Whirlpool Corp.	370,665
		544,143
1

CVR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
FEBRUARY 28, 2018

Shares	Security Description	Value
Insurance - 1.9%
75	Alleghany Corp.	$45,461
398	American Financial Group, Inc.	44,894
1,180	Aspen Insurance Holdings, Ltd.	42,952
847	Brown & Brown, Inc.	44,586
785	First American Financial Corp.	45,554
2,129	Old Republic International Corp.	42,644
287	Reinsurance Group of America, Inc.	44,138
340	RenaissanceRe Holdings, Ltd.	43,615
401	The Hanover Insurance Group, Inc.	43,272
640	WR Berkley Corp.	43,763
		440,879
Internet - 1.4%
4,884	Akamai Technologies, Inc. (a)	329,475
Leisure - 0.4%
806	Brunswick Corp.	46,103
1,220	Cinemark Holdings, Inc.	51,923
		98,026
Machinery - 2.3%
5,437	AGCO Corp.	362,104
478	Crane Co.	44,124
845	ITT, Inc.	42,402
1,023	Kennametal, Inc.	42,148
496	Lincoln Electric Holdings, Inc.	43,420
		534,198
Media - 4.5%
905	AMC Networks, Inc., Class A (a)	47,576
79	Graham Holdings Co., Class B	45,828
1,519	John Wiley & Sons, Inc., Class A	97,596
11,559	Lions Gate Entertainment Corp., Class A	326,426
855	Meredith Corp.	48,991
4,074	Scholastic Corp.	148,334
26,745	TEGNA, Inc.	343,941
		1,058,692
Medical - 5.5%
10,346	Patterson Cos., Inc.	326,727
3,226	Quest Diagnostics, Inc.	332,439
8,903	Varex Imaging Corp. (a)	310,626
2,737	Varian Medical Systems, Inc. (a)	326,633
		1,296,425
Metals - 0.9%
1,640	Commercial Metals Co.	39,852
450	Reliance Steel & Aluminum Co.	40,576
1,006	The Timken Co.	44,063
335	Valmont Industries, Inc.	49,279
912	Worthington Industries, Inc.	40,347
		214,117
Oil & Gas - 3.5%
3,911	Callon Petroleum Co. (a)	41,339
2,886	CNX Resources Corp. (a)	46,378
400	Core Laboratories NV	41,184
3,100	Diamond Offshore Drilling, Inc. (a)	44,950
816	Energen Corp. (a)	44,643
918	HollyFrontier Corp.	39,318
1,435	Matador Resources Co. (a)	41,414
41,977	McDermott International, Inc. (a)	306,432
1,602	Murphy Oil Corp.	40,611
632	Murphy USA, Inc. (a)	47,469
1,389	PBF Energy, Inc.	40,712
3,336	Rowan Cos. PLC, Class A (a)	40,566
1,619	World Fuel Services Corp.	36,994
		812,010
Paper & Paper Products - 0.8%
4,072	Domtar Corp.	182,263

Shares	Security Description	Value
Pollution Control - 1.8%
864	Clean Harbors, Inc. (a)	$43,140
7,800	Donaldson Co., Inc.	370,188
		413,328
Renewable Energy - 0.2%
621	EnerSys	43,277
Retail - 3.8%
1,097	Aaron’s, Inc.	50,692
2,581	American Eagle Outfitters, Inc.	49,736
896	AutoNation, Inc. (a)	44,988
2,079	Bed Bath & Beyond, Inc.	44,574
840	Big Lots, Inc.	47,208
1,448	Brinker International, Inc.	49,855
393	Carter’s, Inc.	45,855
297	Cracker Barrel Old Country Store, Inc.	46,362
1,419	Dick’s Sporting Goods, Inc.	45,437
682	Dillard’s, Inc.	55,617
2,902	GameStop Corp., Class A	45,532
520	Jack in the Box, Inc.	46,842
510	MSC Industrial Direct Co., Inc.	44,615
830	Papa John’s International, Inc.	47,924
2,767	Sally Beauty Holdings, Inc. (a)	46,596
1,023	The Cheesecake Factory, Inc.	47,559
1,937	The Michaels Cos., Inc. (a)	44,570
1,345	Urban Outfitters, Inc. (a)	47,465
880	Williams-Sonoma, Inc.	45,549
		896,976
Semiconductor - 0.3%
3,576	Cypress Semiconductor Corp.	62,473
Software - 0.3%
540	Take-Two Interactive Software, Inc. (a)	60,410
Steel - 0.7%
1,531	Allegheny Technologies, Inc. (a)	39,668
814	Carpenter Technology Corp.	41,465
862	Steel Dynamics, Inc.	39,867
952	United States Steel Corp.	41,422
		162,422
Telecommunications - 0.7%
2,272	ARRIS International PLC (a)	57,936
789	Belden, Inc.	57,384
2,486	Ciena Corp. (a)	57,601
		172,921
Transportation - 6.5%
3,530	CH Robinson Worldwide, Inc.	329,561
2,511	Copa Holdings SA, Class A	341,421
617	Genesee & Wyoming, Inc., Class A (a)	42,900
2,229	JetBlue Airways Corp. (a)	46,920
928	Knight-Swift Transportation Holdings, Inc.	44,693
408	Landstar System, Inc.	44,390
1,299	Trinity Industries, Inc.	42,399
586	Wabtec Corp.	47,665
15,307	Werner Enterprises, Inc.	570,186
		1,510,135
Wholesale Electronics - 0.5%
479	SYNNEX Corp.	59,229
583	Tech Data Corp. (a)	60,247
		119,476
Total Common Stock (Cost $16,578,766)		17,092,970
Investments, at value - 73.2% (Cost $16,578,766)		$17,092,970
Other Assets & Liabilities, Net - 26.8%		6,261,744
Net Assets - 100.0%		$23,354,714

2

CVR DYNAMIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
FEBRUARY 28, 2018

PLC	Public Limited Company
(a)	Non-income producing security.

At February 28, 2018, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
4	ASX SPI 200 Index Future	03/20/18	$464,752	$5,418
15	Brazil Real Future	04/06/18	458,947	2,903
1	Chilean Peso Future	04/06/18	83,859	191
1	Hang Seng Index Future	04/03/18	197,147	(776)
9	Japanese Yen Currency Future	03/26/18	1,041,018	14,907
64	Mexican Peso Future	03/27/18	1,702,474	(9,354)
11	New Zealand Currency Future	03/27/18	805,495	(12,065)
5	Polish Zloty Future	03/27/18	713,931	16,769
11	Russian Ruble Future	03/20/18	486,958	892
8	Silver Future	06/05/18	663,866	(7,586)
22	South African Rand Currency Future	03/27/18	883,370	46,405
(16)	Australian 3-year Bond Future	03/20/18	(1,402,277)	(4,364)
(12)	Australian-U.S. Dollar Currency Future	03/27/18	(939,881)	8,256
(1)	British Pound Currency Future	03/27/18	(87,458)	1,346
(3)	Canadian 10-year Bond Future	07/03/18	(310,249)	(1,771)
(16)	Canadian Currency Future	03/27/18	(1,277,124)	29,764
(5)	Euro FX Currency Future	03/27/18	(770,486)	6,923
(3)	EURO-BOBL Future	03/16/18	(488,768)	(2,506)
(1)	EURO-BUND Future	03/16/18	(192,811)	(2,427)
(7)	FTSE 100 Index Future	03/20/18	(736,288)	28,584
(5)	Indian Rupee Currency Future	03/30/18	(383,474)	1,358
(3)	Long Gilt Future	07/03/18	(505,380)	(2,839)
(4)	NASDAQ 100 E-mini Future	03/20/18	(542,410)	(6,790)
(3)	Norwegian Krone Future	03/27/18	(765,308)	5,648
(1)	S&P 500 E-mini Future	03/20/18	(138,046)	2,326
(5)	Swedish Krona Future	03/27/18	(1,251,039)	41,739
(3)	Swiss Franc Currency Future	03/27/18	(399,000)	1,163
(6)	U.S. 10-year Note Future	07/03/18	(719,421)	(860)
(11)	U.S. 2-year Note Future	07/10/18	(2,336,986)	(170)
(15)	U.S. 5-year Note Future	07/10/18	(1,709,168)	223
(1)	Yen Denominated Nikkei Future	03/23/18	(102,275)	539
			$(7,556,032)	$163,846

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of February 28, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Aerospace & Defense	$135,741	$–	$–	$135,741
Auto & Truck	2,210,239	–	–	2,210,239
Banks	990,136	–	–	990,136

3

CVR DYNAMIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
FEBRUARY 28, 2018

	Level 1	Level 2	Level 3	Total
Investments at Value
Building	$281,057	$–	$–	$281,057
Chemicals	373,395	–	–	373,395
Commercial Services	573,054	–	–	573,054
Communications	366,670	–	–	366,670
Computers	816,478	–	–	816,478
Construction Materials	43,428	–	–	43,428
Consumer Products	55,499	–	–	55,499
Consumer Services	364,762	–	–	364,762
Containers	250,298	–	–	250,298
Electronics	1,146,345	–	–	1,146,345
Financials	90,119	–	–	90,119
Food	353,760	–	–	353,760
Hardware	45,471	–	–	45,471
Hotels	44,872	–	–	44,872
Household	544,143	–	–	544,143
Insurance	440,879	–	–	440,879
Internet	329,475	–	–	329,475
Leisure	98,026	–	–	98,026
Machinery	534,198	–	–	534,198
Media	1,058,692	–	–	1,058,692
Medical	1,296,425	–	–	1,296,425
Metals	214,117	–	–	214,117
Oil & Gas	812,010	–	–	812,010
Paper & Paper Products	182,263	–	–	182,263
Pollution Control	413,328	–	–	413,328
Renewable Energy	43,277	–	–	43,277
Retail	896,976	–	–	896,976
Semiconductor	62,473	–	–	62,473
Software	60,410	–	–	60,410
Steel	162,422	–	–	162,422
Telecommunications	172,921	–	–	172,921
Transportation	1,510,135	–	–	1,510,135
Wholesale Electronics	119,476	–	–	119,476
Investments at Value	$17,092,970	$–	$–	$17,092,970
Other Financial Instruments*
Futures	215,354	–	–	215,354
Total Assets	$17,308,324	$–	$–	$17,308,324
Liabilities
Other Financial Instruments*
Futures	(51,508)	–	–	(51,508)
Total Liabilities	$(51,508)	$–	$–	$(51,508)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 28, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

4

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 22, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 22, 2018